HEARTLAND MID CAP VALUE FUND (Prospectus Summary) | HEARTLAND MID CAP VALUE FUND
HEARTLAND MID CAP VALUE FUND
INVESTMENT GOAL
The Mid Cap Value Fund seeks long-term capital appreciation and modest current income.
FEES AND EXPENSES OF THE MID CAP VALUE FUND
This table describes the fees and expenses that you may pay if you buy and hold Investor or Institutional Class Shares of the Mid Cap Value Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - - HEARTLAND MID CAP VALUE FUND - USD ($)	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	none	none
Redemption Fee (as a percentage of the net asset value of any shares that are redeemed or exchanged within 10 days after they were purchased)	2.00%	2.00%
Exchange Fee	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - - HEARTLAND MID CAP VALUE FUND		Investor Class		Institutional Class
Management Fees		0.75%		0.75%
Distribution (12b-1) Fees		0.25%	[1]	none
Other Expenses		1.37%		1.53%
Total Annual Fund Operating Expenses		2.37%		2.28%
Fee Waiver and/or Expense Reimbursement		(1.12%)		(1.29%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.25%		0.99%
[1]	Investor Class Shares are subject to an annual distribution fee of up to 0.25% pursuant to a reimbursement plan adopted under Rule 12b-1. The maximum rate of the Rule 12b-1 fee may not be incurred in a given year.
[2]	Pursuant to an operating expense limitation agreement between Heartland Advisors and Heartland Group, Inc., on behalf of the Fund, Heartland Advisors has agreed to waive its management fees and/or pay expenses of the Fund to ensure that the Fund's total annual fund operating expenses (excluding front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses, or extraordinary expenses) do not exceed 1.25% of the Fund's average daily net assets for the Investor Class Shares and 0.99% for the Institutional Class Shares through at least May 1, 2020, and subject to the annual renewal of the agreement by the Board of Directors thereafter. This operating expense limitation agreement can be terminated only with the consent of the Board of Directors.

EXAMPLE.

This Example is intended to help you compare the cost of investing in the Mid Cap Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the previous table is reflected through May 1, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - - HEARTLAND MID CAP VALUE FUND - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class	127	632	1,163	2,617
Institutional Class	101	588	1,102	2,512

PORTFOLIO TURNOVER

The Mid Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE MID CAP VALUE FUND

Under normal circumstances, at least 80% of the Mid Cap Value Fund's net assets are invested in equity securities of mid-capitalization companies. For purposes of this test, Heartland Advisors considers securities in the market capitalization range of the Russell MidCap® Index as mid-capitalization companies. As of May 11, 2018, the market capitalization range of the companies in the Russell MidCap® Index was $2.5 billion to $34.7 billion. The median market capitalization of the Fund is expected to fluctuate over time depending on Heartland Advisors' perceptions of relative valuations, future prospects, and market conditions.

The Mid Cap Value Fund invests primarily in a concentrated number (generally 30 to 60) of mid-capitalization equity securities selected on a value basis and whose current market prices, in Heartland Advisors' judgment, are undervalued relative to their intrinsic value. A majority of its assets are generally invested in dividend-paying common stocks.

The Fund utilizes Heartland Advisors' disciplined and time-tested 10 Principles of Value InvestingTM framework to identify securities with the potential for appreciation and a potential margin of safety to limit downside risk. The 10 Principles of Value Investing™ are: catalyst for recognition, low price in relation to earnings, low price in relation to cash flow, low price in relation to book value, financial soundness, positive earnings dynamics, sound business strategy, capable management and insider ownership, value of the company, and positive technical analysis.

PRINCIPAL RISKS OF THE MID CAP VALUE FUND

The Mid Cap Value Fund is designed for investors who seek long-term capital appreciation from mid-capitalization stocks that may produce modest dividend income to the Fund. It is constructed as a core value holding for investors who can accept the volatility and other investment risks of the broad-based equity markets, but want to manage these risks by investing in companies believed to be undervalued relative to their intrinsic value.

The principal risk of investing in the Mid Cap Value Fund is that its share price and investment return will fluctuate, and you could lose money. Additional principal investment risks of the Fund include:

-       SMALL FUND RISK. There can be no assurance that the Fund will grow to or maintain an economically viable size.

-       MANAGEMENT RISK. The ability of the Fund to meet its investment objective is directly related to Heartland Advisors' investment strategies for the Fund.

-       SECTOR RISK. Although Heartland Advisors selects stocks based on their individual merits, some economic sectors will represent a larger portion of the Fund's overall investment portfolio than other sectors. Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on the Fund than on a fund with less weighting in that sector.

o      Financials Sector Risk. Companies in the financials sector are subject to risks relating to regulatory change, decreased liquidity in credit markets and unstable interest rates.

-       GENERAL MARKET RISK. The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.

-       EQUITY MARKET RISK. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

-       VALUE-STYLE INVESTING RISK. Value stocks can perform differently from the market as a whole and from other types of stocks. Value investments are subject to the risk that their intrinsic value may not be recognized by the broad market.

-       SMALLER COMPANY SECURITIES RISK. Equity securities of the smaller companies in which the Fund may invest generally involve a higher degree of risk than investments in the broad-based equity markets. The security prices of smaller companies generally are more volatile than those of larger companies, they generally will have less market liquidity, and they may be more likely to be adversely affected by poor economic or market conditions.

-       LIMITED PORTFOLIO RISK. As the Fund invests in a limited number of stocks, a change in the value of any single holding may have a more pronounced effect on the Fund's net asset value (“NAV”) and performance than would be the case if it held more positions. This generally will increase the volatility of the Fund's NAV and investment return.

An investment in a Fund is not a deposit of a bank, nor insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other governmental agency. It is not designed to be a complete investment program, and while you may make money, you can also lose money. Each Fund's share price will fluctuate.

PAST PERFORMANCE

The following tables show historical performance of the Mid Cap Value Fund and provide some indication of the risks of investing in the Fund. Table I shows how the total returns before taxes for the Fund's Investor Class Shares have varied from year to year. Table II shows how the Fund's average annual total returns compare to those of a securities market index. Past performance (before and after taxes) does not guarantee future results. Recent performance information for the Fund is available on the Fund's website at heartlandadvisors.com or by calling 1-800-432-7856.

TABLE I MID CAP VALUE FUND - INVESTOR CLASS SHARES - YEAR-BY-YEAR TOTAL RETURNS

Best Quarter:	Worst Quarter:
4th Quarter of 2016…..11.86%	4th Quarter of 2018…..-13.41%

TABLE II MID CAP VALUE FUND - AVERAGE ANNUAL TOTAL RETURNS [FOR THE PERIODS ENDED 12/31/18]
Average Annual Total Returns - - HEARTLAND MID CAP VALUE FUND	Label	One Year	Since Inception	Inception Date
Investor Class	Return Before Taxes	(8.58%)	4.49%	Oct. 31, 2014
Investor Class | After Taxes on Distributions	Return After Taxes on Distributions	(10.79%)	3.32%	Oct. 31, 2014
Investor Class | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(3.99%)	3.37%	Oct. 31, 2014
Institutional Class	Return Before Taxes	(8.28%)	4.77%	Oct. 31, 2014
Russell MidCap® Value Index (reflects no deduction for fees, expenses or taxes)	Russell MidCap® Value Index (reflects no deduction for fees, expenses or taxes)	(12.29%)	3.73%	Oct. 31, 2014

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In addition, after-tax returns are shown only for Investor Class Shares, and after-tax returns for the Institutional Class Shares will vary. The differences in before-tax returns and after-tax returns on distributions and sale of Fund shares are due to adjustments incorporated into the after-tax returns for qualified taxable dividend income and qualifying foreign tax credits. The Fund's return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and its return after taxes on distributions because it may include a tax benefit resulting from capital losses that would have been incurred.